Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates and Joint Ventures (Parenthetical) (Detail)
		12 Months Ended
	Oct. 25, 2022	Dec. 31, 2023
Neoris N.V. [Member] | Discontinued operations [member]
Disclousre of Investments in Associates and Joint Ventures Other Investments andNoncurrentAccounts Receivable [Line Items]
Percentage of ownership interest sold	65.00%	65.00%